Debt and Financing Arrangements (Schedule of Long-term Debt) (Details) (USD $)	11 Months Ended	12 Months Ended																							11 Months Ended
	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Dec. 29, 2013 $2.95 Billion, Term B-1 Loan [Member]	Apr. 28, 2013 $2.95 Billion, Term B-1 Loan [Member]	Apr. 29, 2012 $2.95 Billion, Term B-1 Loan [Member]	Dec. 29, 2013 $6.55 Billion, Term B-2 Loan [Member]	Apr. 28, 2013 $6.55 Billion, Term B-2 Loan [Member]	Apr. 29, 2012 $6.55 Billion, Term B-2 Loan [Member]	Dec. 29, 2013 4.25% Second Lien, Senior Secured Notes, Due 2020 [Member]	Apr. 28, 2013 4.25% Second Lien, Senior Secured Notes, Due 2020 [Member]	Apr. 29, 2012 4.25% Second Lien, Senior Secured Notes, Due 2020 [Member]	Dec. 29, 2013 Japanese Yen Credit Agreement due October 2012 [Member]	Apr. 28, 2013 Japanese Yen Credit Agreement due October 2012 [Member]	Apr. 29, 2012 Japanese Yen Credit Agreement due October 2012 [Member]	Dec. 29, 2013 Other U.S. Dollar due May 2013 — November 2034 (0.94—7.96%) [Member]	Apr. 28, 2013 Other U.S. Dollar due May 2013 — November 2034 (0.94—7.96%) [Member]	Apr. 29, 2012 Other U.S. Dollar due May 2013 — November 2034 (0.94—7.96%) [Member]	Dec. 29, 2013 Other Non-U.S. Dollar due May 2013 — May 2023 (3.50—11.00%) [Member]	Apr. 28, 2013 Other Non-U.S. Dollar due May 2013 — May 2023 (3.50—11.00%) [Member]	Apr. 29, 2012 Other Non-U.S. Dollar due May 2013 — May 2023 (3.50—11.00%) [Member]	Dec. 29, 2013 5.35% U.S. Dollar Notes due July 2013 [Member]	Apr. 28, 2013 5.35% U.S. Dollar Notes due July 2013 [Member]	Apr. 29, 2012 5.35% U.S. Dollar Notes due July 2013 [Member]	Dec. 29, 2013 8.0% Heinz Finance Preferred Stock due July 2013 [Member]	Apr. 28, 2013 8.0% Heinz Finance Preferred Stock due July 2013 [Member]	Apr. 29, 2012 8.0% Heinz Finance Preferred Stock due July 2013 [Member]	Dec. 29, 2013 Japanese Yen Credit Agreement due December 2013 [Member]	Apr. 28, 2013 Japanese Yen Credit Agreement due December 2013 [Member]	Apr. 29, 2012 Japanese Yen Credit Agreement due December 2013 [Member]	Apr. 28, 2013 U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Apr. 29, 2012 U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Dec. 29, 2013 Japanese Yen Credit Agreement Due October 2015 [Member]	Apr. 28, 2013 Japanese Yen Credit Agreement Due October 2015 [Member]	Apr. 29, 2012 Japanese Yen Credit Agreement Due October 2015 [Member]	Dec. 29, 2013 US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]	Apr. 28, 2013 US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]	Apr. 29, 2012 US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]	Dec. 29, 2013 2.00% U.S. Dollar Notes due September 2016 [Member]	Apr. 28, 2013 2.00% U.S. Dollar Notes due September 2016 [Member]	Apr. 29, 2012 2.00% U.S. Dollar Notes due September 2016 [Member]	Oct. 26, 2011 2.00% U.S. Dollar Notes due September 2016 [Member]	Dec. 29, 2013 1.50% U.S. Dollar Notes due March 2017 [Member]	Apr. 28, 2013 1.50% U.S. Dollar Notes due March 2017 [Member]	Apr. 29, 2012 1.50% U.S. Dollar Notes due March 2017 [Member]	Dec. 29, 2013 U.S. Dollar Remarketable Securities due December 2020 [Member]	Apr. 28, 2013 U.S. Dollar Remarketable Securities due December 2020 [Member]	Apr. 29, 2012 U.S. Dollar Remarketable Securities due December 2020 [Member]	Jan. 25, 2012 U.S. Dollar Remarketable Securities due December 2020 [Member]	Dec. 29, 2013 3.125% U.S. Dollar Notes due September 2021 [Member]	Apr. 28, 2013 3.125% U.S. Dollar Notes due September 2021 [Member]	Apr. 29, 2012 3.125% U.S. Dollar Notes due September 2021 [Member]	Oct. 26, 2011 3.125% U.S. Dollar Notes due September 2021 [Member]	Dec. 29, 2013 2.85% U.S. Dollar Notes Due March 2022 [Member]	Apr. 28, 2013 2.85% U.S. Dollar Notes Due March 2022 [Member]	Apr. 29, 2012 2.85% U.S. Dollar Notes Due March 2022 [Member]	Dec. 29, 2013 6.375% U.S. Dollar Debentures due July 2028 [Member]	Jun. 07, 2013 6.375% U.S. Dollar Debentures due July 2028 [Member]	Apr. 28, 2013 6.375% U.S. Dollar Debentures due July 2028 [Member]	Apr. 29, 2012 6.375% U.S. Dollar Debentures due July 2028 [Member]	Dec. 29, 2013 6.25% British Pound Notes due February 2030 [Member]	Apr. 28, 2013 6.25% British Pound Notes due February 2030 [Member]	Apr. 29, 2012 6.25% British Pound Notes due February 2030 [Member]	Dec. 29, 2013 6.75% U.S. Dollar Notes due March 2032 [Member]	Jun. 07, 2013 6.75% U.S. Dollar Notes due March 2032 [Member]	Apr. 28, 2013 6.75% U.S. Dollar Notes due March 2032 [Member]	Apr. 29, 2012 6.75% U.S. Dollar Notes due March 2032 [Member]	Dec. 29, 2013 7.125% U.S. Dollar Notes due August 2039 [Member]	Jun. 07, 2013 7.125% U.S. Dollar Notes due August 2039 [Member]	Apr. 28, 2013 7.125% U.S. Dollar Notes due August 2039 [Member]	Apr. 29, 2012 7.125% U.S. Dollar Notes due August 2039 [Member]	Apr. 28, 2013 Minimum [Member] Other U.S. Dollar due May 2013 — November 2034 (0.94—7.96%) [Member]	Apr. 28, 2013 Minimum [Member] Other Non-U.S. Dollar due May 2013 — May 2023 (3.50—11.00%) [Member]	Apr. 28, 2013 Minimum [Member] U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Apr. 28, 2013 Minimum [Member] US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]	Apr. 28, 2013 Maximum [Member] Other U.S. Dollar due May 2013 — November 2034 (0.94—7.96%) [Member]	Apr. 28, 2013 Maximum [Member] Other Non-U.S. Dollar due May 2013 — May 2023 (3.50—11.00%) [Member]	Apr. 28, 2013 Maximum [Member] U.S. Dollar Private Placement Notes due May 2014 — May 2021 [Member]	Apr. 28, 2013 Maximum [Member] US Dollar Private Placement Notes Due July 2016 To July 2018 [Member]	Dec. 29, 2013 Successor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]
Debt Instrument [Line Items]
Short-term Debt																																																																																$ 143,689,000	$ 1,137,181,000	$ 46,460,000
Long-term Debt	14,725,411,000	4,749,096,000	4,851,785,000	2,929,213,000	0	0	6,518,524,000	0	0	3,100,000,000	0	0	0	0	186,869,000	10,774,000	25,688,000	43,164,000	70,411,000	56,293,000	64,060,000	0	499,993,000	499,958,000	0	350,000,000	350,000,000	0	163,182,000	199,327,000	500,000,000	500,000,000	0	152,983,000	0	0	100,000,000	100,000,000	58,308,000	299,933,000	299,913,000		17,743,000	299,648,000	299,556,000	0	119,000,000	119,000,000		34,433,000	395,772,000	395,268,000		5,599,000	299,565,000	299,516,000	258,075,000		231,396,000	231,137,000	218,507,000	192,376,000	202,158,000	476,943,000		435,185,000	435,112,000	1,026,881,000		628,082,000	626,747,000									14,725,411,000
Interest rate on notes issued																							5.35%																	2.00%		2.00%		1.50%	1.50%				6.049%		3.125%		3.125%		2.85%	2.85%		6.375%	6.375%			6.25%			6.75%	6.75%			7.125%	7.125%		0.94%	3.50%	2.11%	2.86%	7.96%	11.00%	4.23%	3.55%
Preferred stock, dividend rate, percentage																									8.00%
Hedge Accounting Adjustments	0	122,455,000	128,444,000
Less portion due within one year	(107,765,000)	(1,023,212,000)	(200,248,000)																																																																													(107,765,000)	(1,023,212,000)	(200,248,000)
Total long-term debt	$ 14,617,646,000	$ 3,848,339,000	$ 4,779,981,000																																																																													$ 14,617,646,000	$ 3,848,339,000	$ 4,779,981,000
Weighted-average interest rate on long-term debt, including the impact of applicable interest rate swaps	4.01%	4.07%	4.28%
Short-term Debt, Weighted Average Interest Rate	2.10%	1.40%	5.10%